Derivative financial instruments - Schedule of Interest Rate Swap (IRS) Agreements (Details) - Interest rate swaps - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (324)	€ 4,739
Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Notional amount	82,631	133,962
IRS 1 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 49	0
IRS 1 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jun. 30, 2027
Fixed interest rate	2.10%
Notional amount	€ 50,000	0
IRS 2 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ (439)	0
IRS 2 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Jun. 14, 2027
Fixed interest rate	2.77%
Notional amount	€ 30,000	0
IRS 3 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 57	128
IRS 3 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Sep. 30, 2027
Fixed interest rate	0.22%
Notional amount	€ 2,035	2,775
IRS 4 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 9	41
IRS 4 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 31, 2025
Fixed interest rate	(0.15%)
Notional amount	€ 596	1,187
IRS 5 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	2,190
IRS 5 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Apr. 15, 2024
Fixed interest rate	(0.24%)
Notional amount	€ 0	80,000
IRS 6 | At fair value
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Fair value	€ 0	2,380
IRS 6 | Financial Instruments Held For Hedging
Disclosure Of Detailed Information About Interest Rate Swap Contract [Line Items]
Maturity date	Dec. 20, 2024
Fixed interest rate	0.01%
Notional amount	€ 0	€ 50,000